Board of Directors (Tables)	12 Months Ended
Dec. 31, 2017
Board of Directors
Schedule of Executive Board Compensation

€ thousands	2017	2016	2015
Short-term employee benefits	16,634	19,206	15,137
Share-based payment1)	25,723	23,942	10,365
Subtotal1)	42,357	43,148	25,502
Post-employment benefits	1,312	2,398	1,278
Thereof defined-benefit	423	1,792	288
Thereof defined-contribution	889	606	990
Total1)	43,669	45,546	26,780
1) Portion of total executive compensation allocated to the respective year

Schedule of Share-Based Payment for Executive Board Members
	2017	2016	2015
Number of RSUs granted	117,929	147,041	192,345
Number of PSUs granted	176,886	220,561	NA
Total expense in € thousands	19,068	14,233	22,310

Schedule of Retirement Pension Plan for Executive Board Members
€ thousands	2017	2016	2015
DBO December 31	3,191	10,739	8,948
Annual pension entitlement	148	470	427

Schedule of Supervisory Board Compensation
€ thousands	2017	2016	2015
Total compensation	3,663	3,652	3,728
Thereof fixed compensation	3,135	3,135	3,250
Thereof committee remuneration	528	517	479

Schedule of Payments to/DBO for Former Executive Board Members
€ thousands	2017	2016	2015
Payments	1,997	1,667	1,580
DBO December 31	39,993	33,935	32,758